Additional disclosures - Parent company condensed statements of comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Statement of Income Captions [Line Items]
Profit or loss for the year	€ 13,744	€ 12,183	€ 10,764
OTHER RECOGNISED INCOME AND EXPENSE	(2,339)	614	(2,660)
Items that may be reclassified to profit or loss	(2,558)	1,578	(2,261)
Hedging instruments (items not designated)	0	0	0
Revaluation gains (losses)	0	0	0
Amounts transferred to income statement	0	0	0
Other reclassifications	0	0	0
Debt instruments at fair value with changes in other comprehensive income	(493)	858	(2,086)
Revaluation gains (losses)	(447)	852	(2,591)
Amounts transferred to income statement	(46)	6	(99)
Other reclassifications	0	0	604
Cash flow hedges (effective portion)	558	2,592	(3,016)
Revaluation gains (losses)	(698)	(30)	(1,762)
Amounts transferred to income statement	1,256	2,622	(1,254)
Other reclassifications	0	0	0
Hedges of net investments in foreign operations (effective portion)	420	(1,888)	(2,467)
Exchange differences	(3,047)	1,017	3,658
Non-current assets held for sale	0	0	0
Income tax	112	(1,020)	1,565
Items that will not be reclassified to profit or loss	219	(964)	(399)
Actuarial gains and losses on defined benefit pension plans	(584)	(1,038)	(56)
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	(3)	(5)	17
Income tax relating to items that will not be reclassified	82	361	49
Total recognised income and expenses for the year	11,405	12,797	8,104
Parent Company | Reportable Legal Entities
Condensed Statement of Income Captions [Line Items]
Profit or loss for the year	10,101	9,239	7,921
OTHER RECOGNISED INCOME AND EXPENSE	730	(57)	(735)
Items that may be reclassified to profit or loss	305	276	(524)
Hedging instruments (items not designated)	0	0	0
Revaluation gains (losses)	0	0	0
Amounts transferred to income statement	0	0	0
Other reclassifications	0	0	0
Debt instruments at fair value with changes in other comprehensive income	28	104	(328)
Revaluation gains (losses)	(55)	65	(242)
Amounts transferred to income statement	84	39	(86)
Other reclassifications	0	0	0
Cash flow hedges (effective portion)	409	284	(420)
Revaluation gains (losses)	140	(70)	(505)
Amounts transferred to income statement	269	354	85
Amounts transferred to initial carrying amount of hedged items	0	0	0
Other reclassifications	0	0	0
Hedges of net investments in foreign operations (effective portion)	0	0	0
Exchange differences	0	0	0
Non-current assets held for sale	0	0	0
Income tax	(132)	(112)	224
Items that will not be reclassified to profit or loss	425	(333)	(211)
Actuarial gains and losses on defined benefit pension plans	(16)	(14)	279
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	0	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	262	(250)	(450)
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	0	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	20	(31)	18
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	(20)	31	(18)
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	247	(107)	58
Income tax relating to items that will not be reclassified	(68)	38	(98)
Total recognised income and expenses for the year	€ 10,831	€ 9,182	€ 7,186